Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Aptus Collared Investment Opportunity ETF
Shareholder Report [Line Items]
Fund Name	Aptus Collared Investment Opportunity ETF
Class Name	Aptus Collared Investment Opportunity ETF
Trading Symbol	ACIO
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aptus Collared Investment Opportunity ETF for the period of May 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://aptusetfs.com/acio/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://aptusetfs.com/acio/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aptus Collared Investment Opportunity ETF	$86	0.79%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Aptus Collared Investment Opportunity (“ACIO” or the “Fund”) underperformed the S&P 500® Index (the “Index”) during the fiscal year as the Index appreciated 31.05%. The Fund returned 17.90% at NAV. With this, the strategy took on a lower level of risk to obtain the return. The Fund’s performance was consistent with a market environment that exhibited strong up-trending behavior for much of the fiscal year. During March 2026, the S&P 500 fell -4.98% while ACIO fell only -3.36%. The Index in April 2026 returned 10.49% with the Fund capturing 73.1% of that upswing (7.67% at NAV). The active nature of the Fund is designed to reduce drawdowns during market pullbacks, which was accomplished during the fiscal year, while participating as much as possible to strong upward moving markets.

Top Contributors
↑	NVIDIA Corp.
↑	Alphabet, Inc. - Class C
↑	Broadcom, Inc.

Top Detractors
↓	S&P 500 Index Option 06/20/2025 P5400
↓	S&P 500 Index Option 05/15/2026 P6250
↓	S&P 500 Index Option 10/17/2025 P6000

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/09/2019)
Aptus Collared Investment Opportunity ETF NAV	17.90	9.60	10.11
S&P 500 TR	31.05	13.14	15.62

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 2,286,779,255
Holdings Count | $ / shares	221
Advisory Fees Paid, Amount	$ 16,635,121
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$2,286,779,255
Number of Holdings	221
Net Advisory Fee	$16,635,121
Portfolio Turnover	34%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top 10 Issuers	(%)*
NVIDIA Corp.	7.8%
Alphabet, Inc.	6.4%
Apple, Inc.	6.4%
Microsoft Corp.	4.9%
Amazon.com, Inc.	4.2%
Broadcom, Inc.	3.2%
Meta Platforms, Inc.	2.2%
Tesla, Inc.	1.7%
Visa, Inc.	1.7%
JPMorgan Chase & Co.	1.7%

Security Type	(%)*
Common Stocks	100.3%
Purchased Options	1.0%
Exchange Traded Funds	0.7%
Money Market Funds	0.4%
Written Options	-2.9%
Cash & Other	0.5%

Top Sectors	(%)*
Technology	32.2%
Communications	17.7%
Financial	13.9%
Consumer, Non-cyclical	12.7%
Industrial	8.6%
Consumer, Cyclical	7.6%
Energy	3.6%
Utilities	2.4%
Basic Materials	1.6%
Cash & Other	(0.3)%

Updated Prospectus Web Address	https://aptusetfs.com/acio/
Aptus Deferred Income ETF
Shareholder Report [Line Items]
Fund Name	Aptus Deferred Income ETF
Class Name	Aptus Deferred Income ETF
Trading Symbol	DEFR
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aptus Deferred Income ETF for the period of May 13, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://aptusetfs.com/defr/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://aptusetfs.com/defr/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Aptus Deferred Income ETF	$80	0.80%
[1],[2]
Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.80%	[2]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Aptus Deferred Income ETF (“DEFR” or the “Fund”) outperformed the Bloomberg U.S. Aggregate Bond Index (the “Index”) by 0.86% since inception (May 13, 2025) with DEFR’s performance for the fiscal period of 6.40% at NAV versus the Index which was up 5.54%. The outperformance was driven primarily by the options strategy within the swap wrapper, which benefited during a period of market volatility and strong returns. The strategy continues to deliver solid performance while maintaining what we believe to be a strong tax-efficient structure.

Top Contributors
↑	Systematic Dynamic PutWrite Series 1 (“RCXTSOA7”) Total Return Swaps

Top Detractors
↓	Invesco QQQ Trust Series 1 Box Spread 03/20/2026

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	CUMULATIVE TOTAL RETURN (%)

Since Inception (05/13/2025)
Aptus Deferred Income ETF NAV	6.40
Bloomberg U.S. Aggregate Bond Index	5.54

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 117,704,933
Holdings Count | $ / shares	11
Advisory Fees Paid, Amount	$ 637,521
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$117,704,933
Number of Holdings	11
Net Advisory Fee	$637,521
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top Holdings	(%)*
Invesco QQQ Trust Series 1, Expiration: 07/17/2026; Exercise Price: $100.00	54.1%
Invesco QQQ Trust Series 1, Expiration: 07/17/2026; Exercise Price: $1,100.00	40.3%
U.S. Treasury Bill 07/09/2026, 3.54%	4.9%
RCXTSOA7 TRS 05/14/2030	1.9%
iShares 7-10 Year Treasury Bond ETF, Expiration: 07/17/2026; Exercise Price: $96.44	0.2%
First American Treasury Obligations Fund - Class X	0.2%
iShares TIPS Bond ETF, Expiration: 07/17/2026; Exercise Price: $112.78	0.1%
Invesco QQQ Trust Series 1, Expiration: 07/17/2026; Exercise Price: $100.00	0.0%
Invesco QQQ Trust Series 1, Expiration: 07/17/2026; Exercise Price: $1,100.00	0.0%
iShares TIPS Bond ETF, Expiration: 07/17/2026; Exercise Price: $112.78	-0.6%

Security Type	(%)*
Purchased Options	94.7%
U.S. Treasury Bills	4.9%
Total Return Swaps	1.9%
Money Market Funds	0.2%
Written Options	-1.8%
Cash & Other	0.1%

Top Sectors	(%)*
Cash & Other	100.0%

Updated Prospectus Web Address	https://aptusetfs.com/defr/
Aptus Defined Risk ETF
Shareholder Report [Line Items]
Fund Name	Aptus Defined Risk ETF
Class Name	Aptus Defined Risk ETF
Trading Symbol	DRSK
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aptus Defined Risk ETF for the period of May 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://aptusetfs.com/drsk/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://aptusetfs.com/drsk/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aptus Defined Risk ETF	$72	0.69%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Aptus Defined Risk ETF (“DRSK” or the “Fund”) outperformed by 4.04% versus the Bloomberg US Aggregate Bond Index (the “Index”) during the fiscal year as the equity option exposure within the strategy was buoyed by the return of U.S. Large Caps. The Fund was up 8.10% at NAV while the Index was only up 4.06%. Of the three components of DRSK - (1) Laddered Corporate Bond Portfolio, (2) Long Puts on S&P 500, and (3) Long Call Options on Individual Stocks and the S&P 500 – the long call option positions added the most relative value. The ladder did not benefit nearly as much as the overall market as measured by the S&P 500, which was +31.05% during the fiscal year. The overall bond portfolio was additive, however, as the strategy was lower duration relative to the benchmark. We believe that the strategy did exactly what it was designed to do, weather choppy markets and capture equity premiums when long volatility is rewarded.

Top Contributors
↑	S&P 500 Index Option 06/18/2026 C7000
↑	Thermo Fisher Scientific, Inc. Option 10/17/2025 C470
↑	Merck & Co., Inc. Option 04/17/2026 C100

Top Detractors
↓	S&P 500 Index Option 06/18/2026 C7300
↓	Merk & Co., Inc. Option 03/20/2026 C110
↓	ServiceNow, Inc. Option 09/19/2025 C1100

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/07/2018)
Aptus Defined Risk ETF NAV	8.10	2.61	5.37
Bloomberg US Aggregate Bond Index	4.06	0.18	2.02

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 1,480,793,479
Holdings Count | $ / shares	25
Advisory Fees Paid, Amount	$ 9,504,802
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,480,793,479
Number of Holdings	25
Net Advisory Fee	$9,504,802
Portfolio Turnover	19%
30-Day SEC Yield	3.79%
30-Day SEC Yield Unsubsidized	3.79%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top 10 Issuers	(%)*
Invesco BulletShares 2032 Corporate Bond ETF	12.2%
Invesco BulletShares 2031 Corporate Bond ETF	11.9%
iShares iBonds Dec 2032 Term Corporate ETF	10.9%
iShares iBonds Dec 2031 Term Corporate ETF	10.5%
Invesco BulletShares 2030 Corporate Bond ETF	10.5%
iShares iBonds Dec 2029 Term Corporate ETF	10.1%
Invesco BulletShares 2033 Corporate Bond ETF	10.1%
iShares iBonds Dec 2030 Term Corporate ETF	9.0%
Invesco BulletShares 2034 Corporate Bond ETF	4.9%
iShares iBonds Dec 2034 Term Corporate ETF	2.4%

Security Type	(%)*
Exchange Traded Funds	92.5%
Purchased Options	3.9%
Money Market Funds	1.2%
Written Options	-0.6%
Cash & Other	3.0%

Top Sectors	(%)*
Investment Grade Corporate Bonds	92.5%
Cash & Other	7.5%

Updated Prospectus Web Address	https://aptusetfs.com/drsk/
Aptus Drawdown Managed Equity ETF
Shareholder Report [Line Items]
Fund Name	Aptus Drawdown Managed Equity ETF
Class Name	Aptus Drawdown Managed Equity ETF
Trading Symbol	ADME
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aptus Drawdown Managed Equity ETF for the period of May 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://aptusetfs.com/adme/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://aptusetfs.com/adme/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aptus Drawdown Managed Equity ETF	$88	0.79%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Aptus Drawdown Managed Equity ETF (“ADME” or the “Fund”) underperformed the S&P 500® Index (the “Index”) during the fiscal year as the Index appreciated 31.05%. Though, we would state that the strategy outkicked its coverage, participating with 75.5% of the upside, returning 23.45% at NAV. With this, the strategy took on a lower level of risk to obtain the return. The Fund’s performance was consistent with a market environment that exhibited strong up-trending behavior for much of the fiscal year. During April 2026 the Index gained 10.49% after negative performance in March with the beginning of the war in Iran. ADME captured 89.2% of that market upswing after being relatively similar to the Index for March 2026 performance. The active nature of the Fund is designed to reduce drawdowns during larger market pullbacks, which was accomplished during the fiscal year, while participating as much as possible to strong upward moving markets.

Top Contributors
↑	NVIDIA Corp.
↑	Alphabet, Inc. - Class C
↑	Broadcom, Inc.

Top Detractors
↓	Cboe Volatility Index Option 01/21/2026 C23
↓	S&P 500 Index Option 05/15/2026 P5700
↓	S&P 500 Index Option 06/27/2025 P5955

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/08/2016)
Aptus Drawdown Managed Equity ETF NAV	23.45	7.46	8.73
S&P 500 TR	31.05	13.14	15.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 265,368,107
Holdings Count | $ / shares	154
Advisory Fees Paid, Amount	$ 1,884,126
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$265,368,107
Number of Holdings	154
Net Advisory Fee	$1,884,126
Portfolio Turnover	33%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top 10 Issuers	(%)*
NVIDIA Corp.	7.8%
Alphabet, Inc.	6.5%
Apple, Inc.	6.4%
Microsoft Corp.	4.9%
Amazon.com, Inc.	4.2%
Broadcom, Inc.	3.2%
Meta Platforms, Inc.	2.2%
Caterpillar, Inc.	2.0%
Tesla, Inc.	1.7%
Visa, Inc.	1.7%

Security Type	(%)*
Common Stocks	99.3%
Purchased Options	0.7%
Money Market Funds	0.2%
Written Options	-0.4%
Cash & Other	0.2%

Top Sectors	(%)*
Technology	32.0%
Communications	17.6%
Financial	13.7%
Consumer, Non-cyclical	12.5%
Industrial	8.5%
Consumer, Cyclical	7.5%
Energy	3.6%
Utilities	2.3%
Basic Materials	1.6%
Cash & Other	0.7%

Updated Prospectus Web Address	https://aptusetfs.com/adme/
Aptus Enhanced Yield ETF
Shareholder Report [Line Items]
Fund Name	Aptus Enhanced Yield ETF
Class Name	Aptus Enhanced Yield ETF
Trading Symbol	JUCY
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aptus Enhanced Yield ETF for the period of May 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://aptusetfs.com/jucy/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://aptusetfs.com/jucy/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aptus Enhanced Yield ETF	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Softer economic data and cooling inflation talk drove a broad rally in bonds, while equity volatility on average was elevated during the fiscal year amid geopolitical concerns and uncertainty around the timing of rate cuts. We saw equity volatility rise as measured by the Cboe Volatility Index (VIX) above 25 for much of March, dropping to ~17 by the fiscal year end. The Aptus Enhanced Yield ETF (“JUCY” or the “Fund”) returned 6.23% at NAV, beating the Fund’s primary benchmark, the Bloomberg U.S. Aggregate Bond Index which returned 4.06% and the secondary benchmark, the ICE U.S. Treasury 1-3 Year Bond Index which returned 3.13%. The fixed income portfolio outpaced the benchmark with the boosted performance by the Fund’s total return swap which has a systematic trading strategy that includes US equity index and VIX options/futures.

Top Contributors
↑	Diversified Equity Volatility Harvesting Series (“RCTXTEVHT”) Total Return Swaps
↑	United States Treasury 4.375% 08/15/2026
↑	United States Treasury 1.00% 07/31/2028

Top Detractors
↓	United States Treasury 3.625% 12/31/2030

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/31/2022)
Aptus Enhanced Yield ETF NAV	6.23	4.59
Bloomberg U.S. Aggregate Bond Index	4.06	4.95
ICE U.S. Treasury 1-3 Year Bond Total Return Index	3.13	4.22

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Distribution of Capital [Text Block]
Managed Distributions:
The Fund seeks to maintain relatively stable monthly distributions at a rate that is approximately between 5% and 12%. Although the amount of income earned from U.S. government securities by the Fund will vary from month-to-month, the Fund may pay out a return of capital to meet those targets if monthly distributions exceed the current income generated by the Fund. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current estimates of the return of capital for the Fund is available on the Fund’s website at www.aptusetfs.com/JUCY.

Net Assets	$ 234,745,964
Holdings Count | $ / shares	11
Advisory Fees Paid, Amount	$ 1,407,685
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$234,745,964
Number of Holdings	11
Net Advisory Fee	$1,407,685
Portfolio Turnover	13%
30-Day SEC Yield	3.21%
30-Day SEC Yield Unsubsidized	3.21%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top 10 Issuers	(%)*
United States Government	94.1%
First American Treasury Obligations Fund	3.7%
RCXTEVHT TRS 09/22/2027 (Goldman Sachs)	1.3%

Security Type	(%)*
U.S. Treasury Securities	86.7%
U.S. Treasury Bills	7.4%
Money Market Funds	3.7%
Total Return Swaps	1.3%
Cash & Other	0.9%

Top Sectors	(%)*
United States Treasury Note/Bond	86.7%
Cash & Other	13.3%

Material Fund Change [Text Block]
Material Fund Changes:
The Fund previously seeked to achieve its objective through a hybrid fixed income and equity-linked note (“ELN”) strategy. The Fund now seeks to achieve its objective through a combination of fixed income securities, Flexible Exchange (“FLEX”) Options, and total return swaps.
The Fund’s Principal Risks were adjusted during the reporting period to reflect the changes to the Fund’s Principal Investment Strategy. For a full list of risks, refer to the Fund’s Prospectus which can be obtained by calling (800) 617-0004 or visiting the Fund’s website at www.aptusetfs.com/JUCY.

Material Fund Change Objectives [Text Block]	The Fund previously seeked to achieve its objective through a hybrid fixed income and equity-linked note (“ELN”) strategy. The Fund now seeks to achieve its objective through a combination of fixed income securities, Flexible Exchange (“FLEX”) Options, and total return swaps.
Material Fund Change Strategies [Text Block]	The Fund’s Principal Risks were adjusted during the reporting period to reflect the changes to the Fund’s Principal Investment Strategy.
Updated Prospectus Phone Number	(800) 617-0004
Updated Prospectus Web Address	www.aptusetfs.com/JUCY
Aptus International Enhanced Yield ETF
Shareholder Report [Line Items]
Fund Name	Aptus International Enhanced Yield ETF
Class Name	Aptus International Enhanced Yield ETF
Trading Symbol	IDUB
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aptus International Enhanced Yield ETF for the period of May 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://aptusetfs.com/idub/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://aptusetfs.com/idub/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aptus International Enhanced Yield ETF	$46	0.39%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Aptus International Enhanced Yield ETF (“IDUB” or the “Fund”) returned 33.70% at NAV, outperforming the benchmark MSCI AC World Index ex-US by 1.50%. The underlying ETFs in IDUB used for exposure beat broader U.S. indices marking a strong rebound for international equities, with the MSCI AC World Index ex-US rising 32.20% as investors rotated away from U.S. equities in favor of global markets. Stimulus efforts in several major markets were at the core of the rally, with investors pushing market multiples higher in anticipation of potential growth. Global risk assets responded positively, with developed markets leading the way. Emerging markets also benefited from improving fundamentals and a weaker dollar. It wasn’t until the conflict with Iran in March/April 2026 that really started moving international stocks downwards. Performance differentials between internationals and U.S. domestic indices were greater than 7% for the last two months of the fiscal year.

Top Contributors
↑	Vanguard Total International Stock Index Fund ETF
↑	iShares Core MSCI International Developed Markets ETF
↑	State Street SPDR Portfolio Emerging Markets ETF

Top Detractors
↓	BNP Paribas Issuance B.V., ELN, (linked to iShares MSCI EAFE ETF) 02/13/2025
↓	Citigroup Global Markets Holdings Inc., ELN, (linked to iShares MSCI EAFE ETF) 05/23/2024
↓	UBS AG, ELN, (linked to iShares MSCI EAFE ETF) 04/10/2025

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/22/2021)
Aptus International Enhanced Yield ETF NAV	33.70	5.70
MSCI AC WORLD INDEX ex USA Net (USD)	32.20	8.53

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Distribution of Capital [Text Block]
Managed Distributions:
The Fund seeks to maintain relatively stable quarterly distributions at a rate that is approximately double the distribution rate of its broad-based securities benchmark, the  MSCI AC World Index ex USA (Net). Although the amount of income earned from dividends on the Fund’s underlying equity securities, the appreciation of the Fund’s equity holdings, and income from U.S. government securities by the Fund will vary from quarter-to-quarter, the Fund may pay out a return of capital to meet those targets if quarterly distributions exceed the current income generated by the Fund. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current estimates of the return of capital for the Fund is available on the Fund’s website at www.aptusetfs.com/IDUB.

Net Assets	$ 467,981,879
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 1,455,589
Investment Company Portfolio Turnover	151.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$467,981,879
Number of Holdings	5
Net Advisory Fee	$1,455,589
Portfolio Turnover	151%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top 10 Issuers	(%)*
Vanguard Total International Stock ETF	98.4%
RCXTGVHT Total Return Swaps (Goldman Sachs)	1.0%
United States Government	0.5%
First American Treasury Obligations Fund	0.2%

Security Type	(%)*
Exchange Traded Funds	98.4%
Total Return Swaps	1.0%
U.S. Treasury Bills	0.5%
Money Market Funds	0.2%
Cash & Other	-0.1%

Top Sectors	(%)*
International Equity	98.4%
Cash & Other	1.6%

Material Fund Change [Text Block]
Material Fund Changes:
The Fund previously  seeked to achieve its objective through a hybrid equity and equity-linked note (“ELN”) strategy. The Fund now seeks to achieve its objective through a combination of equity securities and total return swaps.
The Fund’s Principal Risks were adjusted during the reporting period to reflect the changes to the Fund’s Principal Investment Strategy. For a full list of risks, refer to the Fund’s Prospectus which can be obtained by calling (800) 617-0004 or visiting the Fund’s website at www.aptusetfs.com/IDUB.

Material Fund Change Objectives [Text Block]	The Fund previously seeked to achieve its objective through a hybrid equity and equity-linked note (“ELN”) strategy. The Fund now seeks to achieve its objective through a combination of equity securities and total return swaps.
Material Fund Change Strategies [Text Block]	The Fund’s Principal Risks were adjusted during the reporting period to reflect the changes to the Fund’s Principal Investment Strategy.
Updated Prospectus Phone Number	(800) 617-0004
Updated Prospectus Web Address	www.aptusetfs.com/IDUB
Aptus Large Cap Enhanced Yield ETF
Shareholder Report [Line Items]
Fund Name	Aptus Large Cap Enhanced Yield ETF
Class Name	Aptus Large Cap Enhanced Yield ETF
Trading Symbol	DUBS
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aptus Large Cap Enhanced Yield ETF for the period of May 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://aptusetfs.com/dubs/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://aptusetfs.com/dubs/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aptus Large Cap Enhanced Yield ETF	$46	0.39%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Aptus Large Cap Enhanced Yield ETF (“DUBS” or the “Fund”) outperformed versus the S&P 500® Index (the “Index”) during the fiscal year. The strategy has an options overlay (in addition to underlying equity beta) that aims to outperform the Index when the market trends higher, while also addressing the riskiest market environments. Trending higher was the main characteristic of the market during the fiscal year other than the larger selloff seen in March 2026. The underlying strategy within the Fund was changed from primarily investing in Equity Linked Notes and individual U.S. large cap equity security names to primarily investing in other ETFs that track the S&P 500 as well as total return swaps on a systematic trading strategy involving U.S. market index options and futures. During the fiscal year, DUBS returned 33.95% at NAV, while the S&P 500 returned 31.05%. During the major bout of volatility in March 2026, DUBS bested the benchmark by 0.60%, returning -4.38%. All-in-all, the strategy performed up to our expectations during the year.

Top Contributors
↑	State Street SPDR Portfolio S&P 500 ETF
↑	BNY Mellon U.S. Large Cap Core Equity ETF
↑	Diversified Equity Volatility Harvesting Index (“RCXTEVHT”) Total Return Swaps

Top Detractors
↓	Apple, Inc.
↓	UnitedHealth Group, Inc.
↓	Eli Lilly & Co.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/13/2023)
Aptus Large Cap Enhanced Yield ETF NAV	33.95	20.42
S&P 500 TR	31.05	20.60

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Distribution of Capital [Text Block]
Managed Distributions:
The Fund seeks to maintain relatively stable quarterly distributions at a rate that is approximately double the distribution rate of its broad-based securities benchmark, the S&P 500 Index. Although the amount of income earned from dividends on the Fund’s underlying equity securities, the appreciation of the Fund’s equity holdings, and income from U.S. government securities by the Fund will vary from quarter-to-quarter, the Fund may pay out a return of capital to meet those targets if quarterly distributions exceed the current income generated by the Fund. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current estimates of the return of capital for the Fund is available on the Fund’s website at www.aptusetfs.com/DUBS.

Net Assets	$ 355,894,487
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 1,042,336
Investment Company Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$355,894,487
Number of Holdings	7
Net Advisory Fee	$1,042,336
Portfolio Turnover	93%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top 10 Issuers	(%)*
State Street SPDR Portfolio S&P 500 ETF	73.5%
BNY Mellon US Large Cap Core Equity ETF	24.9%
RCXTEVHT Total Return Swaps (Goldman Sachs)	1.1%
First American Treasury Obligations Fund	0.3%
United States Government	0.2%

Security Type	(%)*
Exchange Traded Funds	98.4%
Total Return Swaps	1.1%
Money Market Funds	0.3%
U.S. Treasury Bills	0.2%
Cash & Other	0.0%

Top Sectors	(%)*
Large Cap Core Equity	98.4%
Cash & Other	1.6%

Material Fund Change [Text Block]
Material Fund Changes:
The Fund previously  seeked to achieve its objective through a hybrid equity and equity-linked note (“ELN”) strategy. The Fund now seeks to achieve its objective through a combination of equity securities, including other ETFs, and total return swaps.
The Fund’s Principal Risks were adjusted during the reporting period to reflect the changes to the Fund’s Principal Investment Strategy. For a full list of risks, refer to the Fund’s Prospectus which can be obtained by calling (800) 617-0004 or visiting the Fund’s website at www.aptusetfs.com/DUBS.

Material Fund Change Objectives [Text Block]	The Fund previously seeked to achieve its objective through a hybrid equity and equity-linked note (“ELN”) strategy. The Fund now seeks to achieve its objective through a combination of equity securities, including other ETFs, and total return swaps.
Material Fund Change Strategies [Text Block]	The Fund’s Principal Risks were adjusted during the reporting period to reflect the changes to the Fund’s Principal Investment Strategy.
Updated Prospectus Phone Number	(800) 617-0004
Updated Prospectus Web Address	www.aptusetfs.com/DUBS
Aptus Large Cap Upside ETF
Shareholder Report [Line Items]
Fund Name	Aptus Large Cap Upside ETF
Class Name	Aptus Large Cap Upside ETF
Trading Symbol	UPSD
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aptus Large Cap Upside ETF for the period of May 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://aptusetfs.com/upsd/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://aptusetfs.com/upsd/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aptus Large Cap Upside ETF	$87	0.79%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Aptus Large Cap Upside ETF (“UPSD” or the “Fund”) underperformed the S&P 500 by -10.32%, returning 20.73% at NAV. The minimum volatility equity exposure was the primary detractor from performance relative to the Index. The minimum volatility basket of stocks underperformed the S&P 500 during the fiscal year by 19.13% with the swap minimally assisting in recouping some of the performance drag from the equity basket. The trend exposure detracted from returns, as positive momentum entering the period reversed sharply due to policy-related uncertainty around tariffs, fiscal stimulus, and monetary shifts.

Top Contributors
↑	Amazon.com, Inc.
↑	Systematic Equity Futures Trend and Dynamic PutWrite Series 1 (“RCXTSOA6”) Total Return Swaps
↑	NVIDIA Corp.

Top Detractors
↓	Dollar General Corp.
↓	Lockheed Martin Corp.
↓	Hershey Co.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/20/2024)
Aptus Large Cap Upside ETF NAV	20.73	6.56
S&P 500 TR	31.05	16.13

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 103,735,284
Holdings Count | $ / shares	103
Advisory Fees Paid, Amount	$ 686,596
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$103,735,284
Number of Holdings	103
Net Advisory Fee	$686,596
Portfolio Turnover	32%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top 10 Issuers	(%)*
NVIDIA Corp.	5.0%
Apple, Inc.	5.0%
Microsoft Corp.	3.7%
Alphabet, Inc.	3.5%
RCXTSOA6 Total Return Swaps (Goldman Sachs)	3.1%
Amazon.com, Inc.	2.3%
Welltower, Inc.	1.5%
Cboe Global Markets, Inc.	1.5%
CME Group, Inc.	1.4%
First American Treasury Obligations Fund	1.4%

Security Type	(%)*
Common Stocks	95.4%
Total Return Swaps	3.1%
Money Market Funds	1.4%
Cash & Other	0.1%

Top Sectors	(%)*
Consumer, Non-cyclical	26.3%
Technology	20.0%
Communications	13.7%
Financial	13.3%
Consumer, Cyclical	6.2%
Industrial	6.0%
Energy	4.2%
Utilities	3.4%
Basic Materials	2.3%
Cash & Other	4.6%

Updated Prospectus Web Address	https://aptusetfs.com/upsd/
Opus Small Cap Value ETF
Shareholder Report [Line Items]
Fund Name	Opus Small Cap Value ETF
Class Name	Opus Small Cap Value ETF
Trading Symbol	OSCV
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Opus Small Cap Value ETF for the period of May 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://aptusetfs.com/oscv/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://aptusetfs.com/oscv/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opus Small Cap Value ETF	$88	0.79%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Opus Small Cap Value ETF (“OSCV” or the “Fund”) underperformed both the S&P 500 Index (the “Index”) and its secondary benchmark, the S&P Small Cap 600 Value Index, by 9.24% and 21.47%, respectively. Small cap stocks, in general, had a resurgence during the fiscal year, outperforming its large cap brethren. The underperformance versus the Index was a result of a strong surge in April where the S&P 500 Index recovered sharply from a month of decline in March. OSCV has historically provided results consistent with outperforming during down trending markets or when the market is rewarding higher quality (and typically lower volatility) stocks. The fiscal year was a challenging period for the fund on a relative basis, as the highest beta stocks in the small cap benchmark significantly outpaced both quality and lower volatility stocks, an environment in which the fund has historically lagged the small cap benchmark.

Top Contributors
↑	Primoris Services Corp.
↑	Curtiss-Wright Corp.
↑	Comfort Systems USA, Inc.

Top Detractors
↓	Compass Diversified Holdings
↓	Chemed Corp.
↓	Murphy USA, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/17/2018)
Opus Small Cap Value ETF NAV	21.81	5.89	8.16
S&P 500 TR	31.05	13.14	14.69
S&P SmallCap 600 Value TR	43.28	6.67	7.71

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 682,149,264
Holdings Count | $ / shares	67
Advisory Fees Paid, Amount	$ 4,998,759
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$682,149,264
Number of Holdings	67
Net Advisory Fee	$4,998,759
Portfolio Turnover	15%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top 10 Issuers	(%)*
Primoris Services Corp.	3.3%
Viper Energy, Inc.	2.8%
Hawkins, Inc.	2.6%
Ensign Group, Inc.	2.5%
Hanover Insurance Group, Inc.	2.5%
American Healthcare REIT, Inc.	2.5%
Arcosa, Inc.	2.5%
nVent Electric PLC	2.4%
Texas Roadhouse, Inc.	2.3%
Primerica, Inc.	2.1%

Security Type	(%)*
Common Stocks	98.1%
Money Market Funds	1.9%
Cash & Other	0.0%**

Top Sectors	(%)*
Financial	36.2%
Industrial	22.2%
Consumer, Cyclical	11.8%
Energy	9.4%
Consumer, Non-cyclical	8.6%
Utilities	4.7%
Basic Materials	3.4%
Communications	1.8%
Cash & Other	1.9%

Updated Prospectus Web Address	https://aptusetfs.com/oscv/
Aptus April Buffer ETF
Shareholder Report [Line Items]
Fund Name	Aptus April Buffer ETF
Class Name	Aptus April Buffer ETF
Trading Symbol	APRB
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aptus April Buffer ETF for the period of October 13, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://aptusetfs.com/aprb/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://aptusetfs.com/aprb/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Aptus April Buffer ETF	$14	0.25%
[3],[4]
Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.25%	[4]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Aptus April Buffer ETF (“APRB” or the “Fund”) underperformed by 3.43% versus the S&P 500® Index (the “Index” or “Benchmark”) since inception (October 13, 2025) based on NAV performance. During that time the Fund returned 5.59% at NAV while the Index was up 9.02%. The Fund seeks to provide investors with returns that match the share price performance of the SPDR® S&P 500® ETF Trust (“SPY”) up to a predetermined upside Cap, before fees and expenses, while providing a Buffer of 15%, before fees and expenses, over a full investment period. By design of the Fund’s strategy, due to the Cap, it is expected that the Fund will underperform relative to its Benchmark in upward trending markets. The Index delivered strong performance for the fiscal period ending April 30, 2026 as momentum in mega-cap technology stocks and enthusiasm surrounding Artificial Intelligence continued even with very volatile performance across several other sectors.

Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	CUMULATIVE TOTAL RETURN (%)

Since Inception (10/13/2025)
Aptus April Buffer ETF NAV	5.59
S&P 500 TR	9.02

Net Assets	$ 22,174,315
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 19,675
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$22,174,315
Number of Holdings	5
Net Advisory Fee	$19,675
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top Holdings	(%)*
SPDR S&P 500 ETF Trust, Expiration: 03/30/2027; Exercise Price: $6.32	105.5%
SPDR S&P 500 ETF Trust, Expiration: 03/30/2027; Exercise Price: $631.97	3.0%
First American Treasury Obligations Fund - Class X	0.1%
SPDR S&P 500 ETF Trust, Expiration: 03/30/2027; Exercise Price: $537.17	-1.4%
SPDR S&P 500 ETF Trust, Expiration: 03/30/2027; Exercise Price: $736.81	-7.2%

Security Type	(%)*
Purchased Options	108.5%
Money Market Funds	0.1%
Written Options	-8.6%
Cash & Other	0.0%

Updated Prospectus Web Address	https://aptusetfs.com/aprb/
Aptus January Buffer ETF
Shareholder Report [Line Items]
Fund Name	Aptus January Buffer ETF
Class Name	Aptus January Buffer ETF
Trading Symbol	JANB
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aptus January Buffer ETF for the period of October 13, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://aptusetfs.com/janb/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://aptusetfs.com/janb/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Aptus January Buffer ETF	$15	0.26%
[5],[6]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.26%	[6]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Aptus January Buffer ETF (“JANB” or the “Fund”) underperformed by 2.65% versus the S&P 500® Index (the “Index” or “Benchmark”) since inception (October 13, 2025) based on NAV performance. During that time the Fund returned 6.37% at NAV while the Index was up 9.02%. The Fund seeks to provide investors with returns that match the share price performance of the SPDR® S&P 500® ETF Trust (“SPY”) up to a predetermined upside Cap, before fees and expenses, while providing a Buffer of 15%, before fees and expenses, over a full investment period. By design of the Fund’s strategy, due to the Cap, it is expected that the Fund will underperform relative to its Benchmark in upward trending markets. The Index delivered strong performance for the fiscal period ending April 30, 2026 as momentum in mega-cap technology stocks and enthusiasm surrounding Artificial Intelligence continued even with very volatile performance across several other sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	CUMULATIVE TOTAL RETURN (%)

Since Inception (10/13/2025)
Aptus January Buffer ETF NAV	6.37
S&P 500 TR	9.02

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 58,501,264
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 41,458
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$58,501,264
Number of Holdings	5
Net Advisory Fee	$41,458
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top Holdings	(%)*
SPDR S&P 500 ETF Trust, Expiration: 12/30/2026; Exercise Price: $6.87	99.8%
SPDR S&P 500 ETF Trust, Expiration: 12/30/2026; Exercise Price: $687.01	3.6%
First American Treasury Obligations Fund - Class X	0.1%
SPDR S&P 500 ETF Trust, Expiration: 12/30/2026; Exercise Price: $583.96	-1.4%
SPDR S&P 500 ETF Trust, Expiration: 12/30/2026; Exercise Price: $783.53	-2.1%

Security Type	(%)*
Purchased Options	103.4%
Money Market Funds	0.1%
Written Options	-3.5%
Cash & Other	0.0%

Updated Prospectus Web Address	https://aptusetfs.com/janb/
Aptus July Buffer ETF
Shareholder Report [Line Items]
Fund Name	Aptus July Buffer ETF
Class Name	Aptus July Buffer ETF
Trading Symbol	JULB
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aptus July Buffer ETF for the period of October 13, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://aptusetfs.com/julb/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://aptusetfs.com/julb/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Aptus July Buffer ETF	$14	0.25%
[7],[8]
Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.25%	[8]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Aptus July Buffer ETF (“JULB” or the “Fund”) underperformed by 2.65% versus the S&P 500® Index (the “Index” or “Benchmark”) since inception (October 13, 2025) based on NAV performance. During that time the Fund returned 6.37% at NAV while the Index was up 9.02%. The Fund seeks to provide investors with returns that match the share price performance of the SPDR® S&P 500® ETF Trust (“SPY”) up to a predetermined upside Cap, before fees and expenses, while providing a Buffer of 15%, before fees and expenses, over a full investment period. By design of the Fund’s strategy, due to the Cap, it is expected that the Fund will underperform relative to its Benchmark in upward trending markets. The Index delivered strong performance for the fiscal period ending April 30, 2026 as momentum in mega-cap technology stocks and enthusiasm surrounding Artificial Intelligence continued even with very volatile performance across several other sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	CUMULATIVE TOTAL RETURN (%)

Since Inception (10/13/2025)
Aptus July Buffer ETF NAV	6.37
S&P 500 TR	9.02

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 35,899,941
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 28,241
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$35,899,941
Number of Holdings	5
Net Advisory Fee	$28,241
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top Holdings	(%)*
SPDR S&P 500 ETF Trust, Expiration: 06/29/2026; Exercise Price: $6.63	100.9%
SPDR S&P 500 ETF Trust, Expiration: 06/29/2026; Exercise Price: $663.04	0.7%
First American Treasury Obligations Fund - Class X	0.1%
SPDR S&P 500 ETF Trust, Expiration: 06/29/2026; Exercise Price: $563.58	-0.1%
SPDR S&P 500 ETF Trust, Expiration: 06/29/2026; Exercise Price: $732.20	-1.6%

Security Type	(%)*
Purchased Options	101.6%
Money Market Funds	0.1%
Written Options	-1.7%
Cash & Other	0.0%

Updated Prospectus Web Address	https://aptusetfs.com/julb/
Aptus October Buffer ETF
Shareholder Report [Line Items]
Fund Name	Aptus October Buffer ETF
Class Name	Aptus October Buffer ETF
Trading Symbol	OCTB
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aptus October Buffer ETF for the period of October 13, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://aptusetfs.com/octb/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://aptusetfs.com/octb/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Aptus October Buffer ETF	$22	0.40%
[9],[10]
Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.40%	[10]
Factors Affecting Performance [Text Block]	HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	CUMULATIVE TOTAL RETURN (%)

Since Inception (10/13/2025)
Aptus October Buffer ETF NAV	6.01
S&P 500 TR	9.02

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
The Aptus October Buffer ETF (“OCTB” or the “Fund”) underperformed by 3.01% versus the S&P 500® Index (the “Index” or “Benchmark”) since inception (October 13, 2025) based on NAV performance. During that time the Fund returned 6.01% at NAV while the Index was up 9.02%. The Fund seeks to provide investors with returns that match the share price performance of the SPDR® S&P 500® ETF Trust (“SPY”) up to a predetermined upside Cap, before fees and expenses, while providing a Buffer of 15%, before fees and expenses, over a full investment period. By design of the Fund’s strategy, due to the Cap, it is expected that the Fund will underperform relative to its Benchmark in upward trending markets. The Index delivered strong performance for the fiscal period ending April 30, 2026 as momentum in mega-cap technology stocks and enthusiasm surrounding Artificial Intelligence continued even with very volatile performance across several other sectors.

Net Assets	$ 40,549,189
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 34,046
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$40,549,189
Number of Holdings	5
Net Advisory Fee	$34,046
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top Holdings	(%)*
SPDR S&P 500 ETF Trust, Expiration: 09/29/2026; Exercise Price: $6.63	100.7%
SPDR S&P 500 ETF Trust, Expiration: 09/29/2026; Exercise Price: $663.04	1.9%
First American Treasury Obligations Fund - Class X	0.2%
SPDR S&P 500 ETF Trust, Expiration: 09/29/2026; Exercise Price: $563.58	-0.6%
SPDR S&P 500 ETF Trust, Expiration: 09/29/2026; Exercise Price: $754.21	-2.2%

Security Type	(%)*
Purchased Options	102.6%
Money Market Funds	0.2%
Written Options	-2.8%
Cash & Other	0.0%

Updated Prospectus Web Address	https://aptusetfs.com/octb/
Aptus Laddered Buffer ETF
Shareholder Report [Line Items]
Fund Name	Aptus Laddered Buffer ETF
Class Name	Aptus Laddered Buffer ETF
Trading Symbol	ABUF
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aptus Laddered Buffer ETF for the period of March 31, 2026, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://aptusetfs.com/abuf/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://aptusetfs.com/abuf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Aptus Laddered Buffer ETF	$0	0.05%
[11],[12]
Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.05%	[12]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Aptus Laddered Buffer ETF (“ABUF” or the “Fund”) underperformed by 4.92% versus the S&P 500® Index (the “Index”) since inception (March 31, 2026) based on NAV performance. During that time the Fund returned 5.57% while the Index was up 10.49%. The laddered approach seeks to eliminate timing risk of choosing which of the underlying ETFs to invest in separately, allowing a rolling exposure to each individual underlying ETF for continued buffer on the downside with limited participation in up trending markets. The Fund by nature will underperform in up trending markets, but aims to capture as much as the cap of the underlying securities as possible for each of their investment periods. The Index was led by momentum in mega-cap technology stocks and enthusiasm surrounding Artificial Intelligence.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	CUMULATIVE TOTAL RETURN (%)

Since Inception (03/31/2026)
Aptus Laddered Buffer ETF NAV	5.57
S&P 500 TR	10.49

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 527,873
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 21
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$527,873
Number of Holdings	5
Net Advisory Fee	$21
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top Holdings	(%)*
Aptus January Buffer ETF	25.1%
Aptus October Buffer ETF	25.0%
Aptus July Buffer ETF	25.0%
Aptus April Buffer ETF	24.7%
First American Treasury Obligations Fund - Class X	0.2%

Security Type	(%)*
Exchange Traded Funds	99.8%
Money Market Funds	0.2%
Cash & Other	0.0%

Updated Prospectus Web Address	https://aptusetfs.com/abuf/

[1]
**	Annualized

[2]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[3]
**	Annualized

[4]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[5]
**	Annualized

[6]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[7]
**	Annualized

[8]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[9]
**	Annualized

[10]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[11]
**	Annualized

[12]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.